Financial instruments (Details 1) - Currency risk - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
EUR
Disclosure of detailed information about financial instruments [line items]
Foreign currency assets	€ 49	€ 52
Foreign currency liabilities	15	56
CAD
Disclosure of detailed information about financial instruments [line items]
Foreign currency assets	4	36
Foreign currency liabilities	75	15
GBP
Disclosure of detailed information about financial instruments [line items]
Foreign currency assets	74	26
Foreign currency liabilities	87	44
USD
Disclosure of detailed information about financial instruments [line items]
Foreign currency assets	309	13
Foreign currency liabilities	34	6
DKK
Disclosure of detailed information about financial instruments [line items]
Foreign currency assets	68	1
Foreign currency liabilities	€ 13	€ 26